RECENTLY ISSUED ACCOUNTING STANDARDS	9 Months Ended
Sep. 30, 2019
RECENTLY ISSUED ACCOUNTING STANDARDS
RECENTLY ISSUED ACCOUNTING STANDARDS

4     RECENTLY ISSUED ACCOUNTING STANDARDS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force), which clarifies the accounting for implementation costs incurred in a hosting arrangement that is a service contract. Capitalization of these implementation costs are accounted for under the same guidance as implementation costs incurred to develop or obtain internal-use software and recorded as a prepaid asset. These capitalized costs are to be expensed ratably over the hosting arrangement term as operating expenses, along with the service fees. The guidance is effective for periods beginning after December 15, 2019. Early adoption is allowed. The Company does not plan to early adopt this guidance and the adoption of this standard is not expected to have a significant impact on the Company’s condensed consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of ASC 820. Under this ASU, key provisions include new, eliminated and modified disclosure requirements. The guidance is effective for periods beginning after December 15, 2019. Early adoption is allowed. The Company does not plan to early adopt this guidance and the adoption of this standard is not expected to have a significant impact on the Company’s condensed consolidated financial statements.

In January 2017, FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This ASU is to simplify the subsequent measurement of goodwill. The ASU eliminates step 2 from the goodwill impairment test and the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. This ASU should be applied on a prospective basis. The amendments in this ASU are effective for the Company for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not plan to early adopt this guidance and the adoption of this standard is not expected to have a significant impact on the Company’s condensed consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, and issued subsequent amendments to the initial guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05 and ASU 2019-10. These ASUs require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectibility of the reported amount. These ASUs eliminate the probable initial recognition threshold in current GAAP and, instead, reflect an entity’s current estimate of all expected credit losses. The amendments in these ASUs are effective for the Company for its fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The adoption of this standard is not expected to have a significant impact on the Company’s condensed consolidated financial statements.